Supplement to the

Fidelity Advisor Strategic Real Return Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Strategic Real Return Fund

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2005

Amitabh Dugar no longer serves as a portfolio manager of the fund.

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The fund's management fee is not impacted by these arrangements.

ARRS/ARRSIB-06-02 July 19, 2006
1.832411.101

Supplement to the

Fidelity® Strategic Real Return Fund

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2005

Amitabh Dugar no longer serves as a portfolio manager of the fund.

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The fund's management fee is not impacted by these arrangements.

RRSB-06-02 July 19, 2006
1.832410.101